UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22747

ALPS SERIES TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq., Secretary
ALPS Series Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

(303) 623-2577
(Registrant’s telephone number, including area code)

Copy to:

Peter Schwartz, Esq.
David Graham & Stubbs LLP
1550 17th Street, Suite 500,
Denver, CO 80202

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

CLARKSTON PARTNERS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (80.34%)
Consumer Discretionary (10.00%)
Cable One, Inc.	3,500	$1,789,935
John Wiley & Sons, Inc., Class A	490,000	25,568,200
Matthews International Corp., Class A	422,500	23,507,900
Total Consumer Discretionary		50,866,035

Consumer Staples (4.70%)
McCormick & Co., Inc.	110,000	11,733,700
Post Holdings, Inc.(a)	147,200	12,171,968
Total Consumer Staples		23,905,668

Energy (3.42%)
NOW, Inc.(a)	960,000	17,414,400
Total Energy		17,414,400

Financial Services (37.34%)
Broadridge Financial Solutions, Inc.	340,000	22,168,000
Brown & Brown, Inc.	770,000	28,851,900
Equifax, Inc.	60,000	7,704,000
Federated Investors, Inc., Class B	620,000	17,843,600
Legg Mason, Inc.	850,000	25,066,500
LPL Financial Holdings, Inc.	1,060,000	23,881,800
Markel Corp.(a)	8,500	8,098,630
The Western Union Co.	1,610,000	30,879,800
Willis Towers Watson PLC	205,000	25,483,550
Total Financial Services		189,977,780

Health Care (0.94%)
Patterson Cos, Inc.	100,000	4,789,000
Total Health Care		4,789,000

Materials & Processing (2.01%)
Fastenal Co.	230,000	10,209,700
Total Materials & Processing		10,209,700

Producer Durables (19.83%)
Actuant Corp., Class A	680,000	15,374,800
C.H. Robinson Worldwide, Inc.	200,000	14,850,000
Cintas Corp.	100,000	9,813,000
Graco, Inc.	100,000	7,899,000
Hillenbrand, Inc.	710,000	21,328,400
IHS, Inc. Class A(a)	70,000	8,092,700
Landstar System, Inc.	220,000	15,105,200
Waters Corp.(a)	60,000	8,439,000
Total Producer Durables		100,902,100

	Shares	Value (Note 2)
Producer Durables (continued)
Technology (2.10%)
Linear Technology Corp.	230,000	$10,701,900
Total Technology		10,701,900

TOTAL COMMON STOCKS
(Cost $386,585,696)		408,766,583

TOTAL INVESTMENTS (80.34%)
(Cost $386,585,696)		$408,766,583

Other Assets In Excess Of Liabilities (19.66%)		100,024,044
NET ASSETS (100.00%)		$508,790,627

(a)	Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

CLARKSTON FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (80.18%)
Consumer Discretionary (4.85%)
Wal‐Mart Stores, Inc.	9,300	$679,086
Walt Disney Co.	1,500	146,730
Total Consumer Discretionary		825,816

Consumer Staples (20.13%)
Diageo PLC, Sponsored ADR	5,000	564,400
Mondelez International, Inc., Class A	10,000	455,100
PepsiCo, Inc.	6,500	688,610
Procter & Gamble Co.	12,500	1,058,375
Sysco Corp.	13,000	659,620
Total Consumer Staples		3,426,105

Financial Services (21.91%)
American Express Co.	11,000	668,360
Capital One Financial Corp.	9,000	571,590
Charles Schwab Corp.	18,000	455,580
MasterCard, Inc., Class A	3,000	264,180
US Bancorp	10,500	423,465
Western Union Co.	41,000	786,380
Willis Towers Watson PLC	4,500	559,395
Total Financial Services		3,728,950

Health Care (9.06%)
Anthem, Inc.	2,400	315,216
Johnson & Johnson	5,000	606,500
Medtronic PLC	3,500	303,695
Pfizer, Inc.	9,000	316,890
Total Health Care		1,542,301

Producer Durables (13.61%)
CH Robinson Worldwide, Inc.	4,500	334,125
Deere & Co.	6,000	486,240
Emerson Electric Co.	6,000	312,960
General Electric Co.	23,900	752,372
United Parcel Service, Inc., Class B	4,000	430,880
Total Producer Durables		2,316,577

Technology (10.62%)
Cisco Systems, Inc.	21,500	616,835
International Business Machines Corp.	3,300	500,874
Microsoft Corp.	13,500	690,795
Total Technology		1,808,504

TOTAL COMMON STOCKS
(Cost $13,417,981)		13,648,253

TOTAL INVESTMENTS (80.18%)
(Cost $13,417,981)		$13,648,253

Other Assets In Excess Of Liabilities (19.82%)		3,373,175
NET ASSETS (100.00%)		$17,021,428

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments
June 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund and the Clarkston Fund (each, a “Fund” and collectively, the “Funds”). The Funds’ primary investment objectives are to achieve long-term capital appreciation. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares and the Clarkston Fund currently offers Institutional Class shares. Each share class for the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

The Funds have limited operating histories. The Funds do not have any operations before September 16, 2015 for the Clarkston Partners Fund and April 2, 2016 for the Clarkston Fund other than those relating to the sale and issuance of the Funds’ shares to ALPS Fund Services, Inc. (“ALPS”), the Funds’ Administrator and Transfer Agent. ALPS is an affiliate of ALPS Distributors, Inc., the Funds’ principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements:  The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

Clarkston Partners Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$50,866,035	$–	$–	$50,866,035
Consumer Staples	23,905,668	–	–	23,905,668
Energy	17,414,400	–	–	17,414,400
Financial Services	189,977,780	–	–	189,977,780
Health Care	4,789,000	–	–	4,789,000
Materials & Processing	10,209,700	–	–	10,209,700
Producer Durables	100,902,100	–	–	100,902,100
Technology	10,701,900	–	–	10,701,900
Total	$408,766,583	$–	$–	$408,766,583

Clarkston Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$825,816	$–	$–	$825,816
Consumer Staples	3,426,105	–	–	3,426,105
Financial Services	3,728,950	–	–	3,728,950
Health Care	1,542,301	–	–	1,542,301
Producer Durables	2,316,577	–	–	2,316,577
Technology	1,808,504	–	–	1,808,504
Total	$13,648,253	$–	$–	$13,648,253

The Funds recognize transfers between levels as of the end of the period. For the period ended June 30, 2016, the Funds did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses:  Some expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses:  Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class, if applicable.

Class Expenses:  Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income:  Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders:  The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Unrealized Appreciation and Depreciation on Investments:    As of June 30, 2016, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund
Gross unrealized appreciation (excess of value over tax cost)	$34,274,460	$435,195
Gross unrealized depreciation (excess of tax cost over value)	(12,545,439)	(204,923)
Net unrealized appreciation	$21,729,021	$230,272
Cost of investments for income tax purposes	$387,037,562	$13,417,981

COGNIOS MARKET NEUTRAL LARGE CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (105.15%)
Basic Materials (0.47%)
LyondellBasell Industries NV ‐ Class A(a)	8,732	$649,836
Total Basic Materials		649,836

Communications (9.47%)
F5 Networks, Inc.(a)(b)	57,595	6,556,615
VeriSign, Inc.(a)(b)	74,083	6,405,216
Total Communications		12,961,831

Consumer Cyclical (15.68%)
Alaska Air Group, Inc.(a)	10,604	618,107
American Airlines Group, Inc.(a)	21,947	621,320
Autozone, Inc.(a)(b)	8,304	6,592,047
Delta Air Lines, Inc.(a)	16,187	589,692
The Gap, Inc.(a)	39,415	836,386
L Brands, Inc.(a)	46,591	3,127,654
Marriott International, Inc., ‐ Class A(a)	47,861	3,180,842
McDonald's Corp.(a)	25,813	3,106,336
Michael Kors Holdings, Ltd.(a)(b)	15,995	791,433
Nordstrom, Inc.(a)	18,509	704,268
PACCAR, Inc.(a)	12,718	659,683
United Continental Holdings, Inc.(a)(b)	15,602	640,306
Total Consumer Cyclical		21,468,074

Consumer Non‐cyclical (27.89%)
Altria Group, Inc.(a)	49,208	3,393,384
AmerisourceBergen Corp.(a)	9,361	742,515
Campbell Soup Co.(a)	51,666	3,437,339
Danaher Corp.(a)	32,150	3,247,150
DaVita HealthCare Partners, Inc.(a)(b)	81,810	6,325,549
General Mills, Inc.(a)	99,976	7,130,288
Gilead Sciences, Inc.(a)	80,842	6,743,840
Philip Morris International, Inc.(a)	63,789	6,488,617
Quanta Services, Inc.(a)(b)	29,409	679,936
Total Consumer Non‐cyclical		38,188,618

Energy (1.61%)
Tesoro Corp.(a)	8,957	671,059
Transocean, Ltd.(a)	74,635	887,410
Valero Energy Corp.(a)	12,750	650,250
Total Energy		2,208,719

Industrials (28.90%)
3M Co.(a)	18,825	3,296,634
Ametek, Inc.(a)	66,591	3,078,502
CH Robinson Worldwide, Inc.(a)	42,659	3,167,431
Harris Corp.(a)	80,298	6,700,065
L‐3 Communications Holdings, Inc.(a)	46,093	6,761,382
Northrop Grumman Corp.(a)	14,890	3,309,749
Raytheon Co.(a)	48,759	6,628,786

	Shares	Value (Note 2)
Industrials (continued)
United Parcel Service, Inc. ‐ Class B(a)	61,464	$6,620,902
Total Industrials		39,563,451

Technology (19.45%)
Apple, Inc.(a)	31,800	3,040,080
CA, Inc.(a)	195,527	6,419,151
EMC Corp.(a)	113,468	3,082,926
Fiserv, Inc.(a)(b)	29,873	3,248,091
HP, Inc.(a)	52,339	656,854
Linear Technology Corp.(a)	66,749	3,105,831
Microsoft Corp.(a)	59,995	3,069,944
Oracle Corp.(a)	79,079	3,236,704
Seagate Technology PLC(a)	31,511	767,608
Total Technology		26,627,189

Utilities (1.68%)
AES Corp.(a)	63,767	795,812
Edison International(a)	9,778	759,457
FirstEnergy Corp.(a)	21,312	744,002
Total Utilities		2,299,271

TOTAL COMMON STOCKS
(Cost $137,279,368)		143,966,989

	7-Day Yield	Shares	Value (Note 2)
SHORT‐TERM INVESTMENTS (5.85%)
Money Market Fund (5.85%)
BlackRock Liquidity Treasury Fund	0.04000%	8,006,914	8,006,914

TOTAL SHORT‐TERM INVESTMENTS
(Cost $8,006,914)			8,006,914

TOTAL INVESTMENTS (111.00%)
(Cost $145,286,282)			$151,973,903

SECURITIES SOLD SHORT (‐68.62%)
(Proceeds $89,349,110)			$(93,949,504)

Other Assets In Excess Of Liabilities (57.62%)			78,888,025	(c)
NET ASSETS (100.00%)			$136,912,424

	Shares	Value (Note 2)
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS (‐68.62%)
Basic Materials (‐3.49%)
Alcoa, Inc.	(141,113)	$(1,308,118)
EI du Pont de Nemours & Co.	(32,485)	(2,105,028)
FMC Corp.	(9,248)	(428,275)
Freeport‐McMoRan, Inc.	(83,759)	(933,075)
Total Basic Materials		(4,774,496)

	Shares	Value (Note 2)
Communications (‐4.65%)
NetFlix, Inc.	(21,317)	$(1,950,079)
News Corp. ‐ Class A	(36,203)	(410,904)
TripAdvisor, Inc.	(7,788)	(500,769)
Yahoo!, Inc.	(93,261)	(3,502,883)
Total Communications		(6,364,635)

Consumer Cyclical (‐8.93%)
CarMax, Inc.	(12,757)	(625,476)
Ford Motor Co.	(163,019)	(2,049,149)
General Motors Co.	(71,192)	(2,014,734)
Harman International Industries, Inc.	(6,692)	(480,619)
Hasbro, Inc.	(5,950)	(499,740)
Johnson Controls, Inc.	(23,940)	(1,059,584)
Lennar Corp. ‐ Class A	(23,258)	(1,072,194)
Newell Rubbermaid, Inc.	(16,919)	(821,756)
PulteGroup, Inc.	(23,112)	(450,453)
Royal Caribbean Cruises, Ltd.	(13,865)	(931,035)
Signet Jewelers, Ltd.	(5,001)	(412,132)
Whirlpool Corp.	(7,887)	(1,314,290)
Wynn Resorts, Ltd.	(5,489)	(497,523)
Total Consumer Cyclical		(12,228,685)

Consumer Non‐cyclical (‐5.47%)
Celgene Corp.	(24,625)	(2,428,764)
Dentsply Sirona, Inc.	(8,605)	(533,854)
Hologic, Inc.	(15,062)	(521,145)
Mallinckrodt PLC	(7,009)	(426,007)
Moody's Corp.	(2,292)	(214,783)
Mylan NV	(51,232)	(2,215,272)
S&P Global, Inc.	(3,132)	(335,938)
St Jude Medical, Inc.	(10,482)	(817,596)
Total Consumer Non‐cyclical		(7,493,359)

Energy (‐18.13%)
Anadarko Petroleum Corp.	(32,800)	(1,746,600)
Apache Corp.	(24,433)	(1,360,185)
Baker Hughes, Inc.	(28,308)	(1,277,540)
Chesapeake Energy Corp.	(101,975)	(436,453)
Chevron Corp.	(25,748)	(2,699,163)
Cimarex Energy Co.	(4,493)	(536,105)
Concho Resources, Inc.	(8,382)	(999,721)
ConocoPhillips	(49,364)	(2,152,270)
Devon Energy Corp.	(34,060)	(1,234,675)
Diamond Offshore Drilling, Inc.	(17,110)	(416,286)
First Solar, Inc.	(8,728)	(423,134)
Halliburton Co.	(31,937)	(1,446,427)
Hess Corp.	(20,670)	(1,242,267)
Marathon Oil Corp.	(54,782)	(822,278)
Murphy Oil Corp.	(14,251)	(452,469)
National Oilwell Varco, Inc.	(24,502)	(824,492)
Newfield Exploration Co.	(25,955)	(1,146,692)
Noble Energy, Inc.	(27,873)	(999,805)
Schlumberger, Ltd.	(34,304)	(2,712,760)
Southwestern Energy Co.	(67,583)	(850,194)
Williams Cos., Inc.	(48,018)	(1,038,629)
Total Energy		(24,818,145)

	Shares	Value (Note 2)
Financials (‐9.98%)
Affiliated Managers Group, Inc.	(644)	$(90,656)
Aflac, Inc.	(4,883)	(352,357)
Allstate Corp.	(4,422)	(309,319)
American Express Co.	(11,210)	(681,120)
Ameriprise Financial, Inc.	(1,964)	(176,465)
Aon PLC	(3,129)	(341,781)
Arthur J Gallagher & Co.	(2,106)	(100,246)
Bank of America Corp.	(122,327)	(1,623,279)
Bank of New York Mellon Corp.	(12,774)	(496,270)
BlackRock, Inc.	(1,935)	(662,795)
Capital One Financial Corp.	(6,076)	(385,887)
CBRE Group, Inc. ‐ Class A	(3,994)	(105,761)
Citigroup, Inc.	(35,026)	(1,484,752)
Comerica, Inc.	(2,087)	(85,838)
Discover Financial Services	(4,906)	(262,912)
E*Trade Financial Corp.	(3,326)	(78,128)
Fifth Third Bancorp	(9,131)	(160,614)
Franklin Resources, Inc.	(6,967)	(232,489)
General Growth Properties, Inc. ‐REIT	(10,365)	(309,084)
Hartford Financial Services Group, Inc.	(4,645)	(206,145)
Host Hotels & Resorts, Inc. ‐ REIT	(8,804)	(142,713)
Huntington Bancshares, Inc.	(9,467)	(84,635)
Invesco, Ltd.	(4,989)	(127,419)
JPMorgan Chase & Co.	(43,352)	(2,693,893)
Keycorp	(9,992)	(110,412)
Legg Mason, Inc.	(1,227)	(36,184)
Navient Corp.	(3,965)	(47,382)
Principal Financial Group, Inc.	(3,460)	(142,241)
Prologis, Inc. ‐ REIT	(6,162)	(302,184)
Prudential Financial, Inc.	(5,274)	(376,247)
Regions Financial Corp.	(15,064)	(128,195)
SL Green Realty Corp. ‐ REIT	(1,180)	(125,635)
Synchrony Financial	(9,847)	(248,932)
Torchmark Corp.	(1,430)	(88,403)
Travelers Cos., Inc.	(3,431)	(408,426)
Unum Group	(2,837)	(90,188)
Weyerhaeuser Co. ‐ REIT	(8,797)	(261,887)
XL Group PLC	(3,335)	(111,089)
Total Financials		(13,671,963)

Industrials (‐11.84%)
Acuity Brands, Inc.	(2,013)	(499,143)
Agilent Technologies, Inc.	(12,138)	(538,442)
Allegion PLC	(7,685)	(533,569)
Corning, Inc.	(40,044)	(820,101)
Deere & Co.	(20,077)	(1,627,040)
General Electric Co.	(86,260)	(2,715,465)
Ingersoll‐Rand PLC	(9,656)	(614,894)
Martin Marietta Materials, Inc.	(6,854)	(1,315,968)
Owens‐Illinois, Inc.	(23,017)	(414,536)
Roper Technologies, Inc.	(3,755)	(640,453)
Ryder System, Inc.	(6,274)	(383,592)
Tyco International PLC	(15,703)	(668,948)
United Technologies Corp.	(26,056)	(2,672,043)
Vulcan Materials Co.	(13,463)	(1,620,407)

	Shares	Value (Note 2)
Industrials (continued)
WestRock Co.	(29,410)	$(1,143,167)
Total Industrials		(16,207,768)

Technology (‐6.13%)
Adobe Systems, Inc.	(18,439)	(1,766,272)
Analog Devices, Inc.	(11,345)	(642,581)
Applied Materials, Inc.	(40,249)	(964,768)
Autodesk, Inc.	(8,897)	(481,684)
Hewlett Packard Enterprise Co.	(110,565)	(2,020,022)
Microchip Technology, Inc.	(10,054)	(510,341)
Salesforce.com, Inc.	(25,246)	(2,004,785)
Total Technology		(8,390,453)

TOTAL COMMON STOCKS
(Proceeds $89,349,110)		(93,949,504)

TOTAL SECURITIES SOLD SHORT (‐68.62%)
(Proceeds $89,349,110)		$(93,949,504)

(a)
Security, or a portion of security, is being held as collateral for short sales. As of June 30, 2016, the aggregate market value of those securities was $70,976,895, which represents approximately 51.84% of the Fund's net assets.

(b)	Non-income producing security.
(c)	Includes segregated cash that is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments
June 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS  Series  Trust  (the  “Trust”),  a  Delaware  statutory  trust,  is  an  open-end  management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Cognios Market Neutral Large Cap Fund (the “Fund”).  The Fund seeks long-term growth of capital independent of stock market direction.  The Fund currently offers Investor Class shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$649,836	$–	$–	$649,836
Communications	12,961,831	–	–	12,961,831
Consumer Cyclical	21,468,074	–	–	21,468,074
Consumer Non‐cyclical	38,188,618	–	–	38,188,618
Energy	2,208,719	–	–	2,208,719
Industrials	39,563,451	–	–	39,563,451
Technology	26,627,189	–	–	26,627,189
Utilities	2,299,271	–	–	2,299,271
Short Term Investments	8,006,914	–	–	8,006,914
Total	$151,973,903	$–	$–	$151,973,903

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments
Liabilities
Securities Sold Short
Basic Materials	$(4,774,496)	$–	$–	$(4,774,496)
Communications	(6,364,635)	–	–	(6,364,635)
Consumer Cyclical	(12,228,685)	–	–	(12,228,685)
Consumer Non‐cyclical	(7,493,359)	–	–	(7,493,359)
Energy	(24,818,145)	–	–	(24,818,145)
Financials	(13,671,963)	–	–	(13,671,963)
Industrials	(16,207,768)	–	–	(16,207,768)
Technology	(8,390,453)	–	–	(8,390,453)
Total	$(93,949,504)	$–	$–	$(93,949,504)

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends on a quarterly basis and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Short Sales: The Fund may sell securities short. To do this, Cognios Capital, LLC (the “Adviser”) will borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. To complete such a transaction, the Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. To mitigate leverage risk, the Fund will segregate liquid assets (which may include its long positions) at least equal to its short position exposure, marked-to-market daily. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the long term. As of June 30, 2016, the Fund held securities sold short with a market value of $93,949,504.

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross unrealized appreciation (excess of value over tax cost)	$8,427,907
Gross unrealized depreciation (excess of tax cost over value)	(2,848,549)
Net unrealized appreciation	$5,579,358
Cost of investments for income tax purposes	$146,394,545

CUPPS ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (100.03%)
Basic Materials (2.41%)
Albemarle Corp.	873	$69,238
Total Basic Materials		69,238

Communications (18.87%)
Alphabet, Inc. - Class A(a)	123	86,534
Amazon.com, Inc.(a)	226	161,730
Charter Communications, Inc. - Class A(a)	189	43,213
Cisco Systems, Inc.	1,105	31,702
Ctrip.com International Ltd. - ADR(a)	185	7,622
Facebook, Inc. - Class A(a)	992	113,366
GoDaddy, Inc. - Class A(a)	900	28,071
Netflix, Inc.(a)	359	32,841
Palo Alto Networks, Inc.(a)	115	14,104
Splunk, Inc.(a)	405	21,943
Total Communications		541,126

Consumer, Cyclical (14.17%)
Burlington Stores, Inc.(a)	938	62,574
Domino's Pizza, Inc.	420	55,180
Lululemon Athletica, Inc.(a)	195	14,403
McDonald's Corp.	285	34,297
MGM Resorts International(a)	2,264	51,234
Tesla Motors, Inc.(a)	183	38,847
Texas Roadhouse, Inc.	545	24,852
Tractor Supply Co.	477	43,493
Ulta Salon Cosmetics & Fragrance, Inc.(a)	149	36,302
Vail Resorts, Inc.	328	45,339
Total Consumer, Cyclical		406,521

Consumer, Non-cyclical (27.85%)
ABIOMED, Inc.(a)	595	65,028
Acadia Healthcare Co., Inc.(a)	735	40,719
Boston Scientific Corp.(a)	2,410	56,322
Bristol-Myers Squibb Co.	780	57,369
Celgene Corp.(a)	305	30,082
Constellation Brands, Inc. - Class A	354	58,552
CoStar Group, Inc.(a)	328	71,720
DexCom, Inc.(a)	862	68,382
Edwards Lifesciences Corp.(a)	752	74,997
Global Payments, Inc.	290	20,700
Neurocrine Biosciences, Inc.(a)	477	21,680
Nevro Corp.(a)	835	61,590
Nielsen Holdings PLC	690	35,859
PayPal Holdings, Inc.(a)	830	30,303
Post Holdings, Inc.(a)	568	46,968
TreeHouse Foods, Inc.(a)	419	43,010
The WhiteWave Foods Co.(a)	325	15,256
Total Consumer, Non-cyclical		798,537

Energy (0.71%)
Concho Resources, Inc.(a)	170	20,276
Total Energy		20,276

Financial (4.85%)
American Tower Corp.- REIT	190	21,586
Citizens Financial Group, Inc.	553	11,049
E*Trade Financial Corp.(a)	941	22,104

	Shares	Value (Note 2)
Financial (continued)
Visa, Inc. - Class A	1,136	$84,257
Total Financial		138,996

Industrial (7.02%)
Acuity Brands, Inc.	118	29,259
Graco, Inc.	430	33,966
The Middleby Corp.(a)	245	28,236
Rockwell Automation, Inc.	298	34,217
Universal Display Corp.(a)	534	36,205
Vulcan Materials Co.	327	39,358
Total Industrial		201,241

Technology (24.15%)
Adobe Systems, Inc.(a)	451	43,201
Apple, Inc.	541	51,720
Applied Materials, Inc.	2,404	57,624
Broadcom Ltd.	673	104,584
Electronic Arts, Inc.(a)	721	54,623
Genpact Ltd.(a)	1,275	34,221
Microsoft Corp.	435	22,259
NXP Semiconductors NV(a)	395	30,944
Salesforce.com, Inc.(a)	1,295	102,836
ServiceNow, Inc.(a)	623	41,367
Skyworks Solutions, Inc.	341	21,579
Tyler Technologies, Inc. (a)	351	58,515
Ultimate Software Group, Inc.(a)	329	69,185
Total Technology		692,658

TOTAL COMMON STOCKS
(Cost $2,442,319)		2,868,593

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (3.57%)
Money Market Fund (3.57%)
Fidelity Institutional
Money Market
Portfolio	0.41438%	102,351	102,351

TOTAL SHORT-TERM INVESTMENTS
(Cost $102,351)			102,351

TOTAL INVESTMENTS (103.60%)
(Cost $2,544,670)			$2,970,944

Liabilities In Excess Of Other Assets (-3.60%)			(103,343)

NET ASSETS (100.00%)			$2,867,601

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (unaudited)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

June 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).    The Trust consists of multiple separate portfolios or series.  This quarterly report describes the Cupps All Cap Growth Fund (the “Fund”).  The Fund’s primary investment objective is to achieve growth of capital over the long term.  The Fund currently offers an Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements.

Investment  Valuation:  The  Fund  generally  values  its  securities  based  on  market  prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –  Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –  Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$69,238	$–	$–	$69,238
Communications	541,126	–	–	541,126
Consumer, Cyclical	406,521	–	–	406,521
Consumer, Non-cyclical	798,537	–	–	798,537
Energy	20,276	–	–	20,276
Financial	138,996	–	–	138,996
Industrial	201,241	–	–	201,241
Technology	692,658	–	–	692,658
Short-Term Investments	102,351	–	–	102,351
TOTAL	$2,970,944	$–	$–	$2,970,944

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if it believes doing so may be necessary for the Fund to avoid or reduce taxes.

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Gross unrealized appreciation (excess of value over tax cost)	$408,176
Gross unrealized depreciation (excess of tax cost over value)	(35,375)
Net unrealized appreciation	$372,801
Cost of investments for income tax purposes	$2,598,143

DDJ OPPORTUNISTIC HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (UNAUDITED)

	Principal Amount	Value (Note 2)
HIGH YIELD BONDS (57.55%)
Basic Materials (5.64%)
Century Aluminum Co.
7.500% 06/01/2021 (a)	$275,000	$248,875
Mercer International, Inc.
7.750% 12/01/2022	140,000	140,700
Optima Specialty Sol
12.000% 12/30/2016 (b)	150,000	121,688
Total Basic Materials		511,263

Communications (9.60%)
Ancestry.com, Inc.
11.000% 12/15/2020	60,000	64,500
Clear Channel Worldwide Holdings, Inc., Series A
6.500% 11/15/2022	140,000	135,450
7.625% 03/15/2020	240,000	220,199
Clear Channel Worldwide Holdings, Inc., Series B
7.625% 03/15/2020	30,000	28,695
Qualitytech LP/QTS Finance Corp.
5.875% 08/01/2022	80,000	81,500
Sprint Communications, Inc.
8.375% 08/15/2017	170,000	175,100
9.125% 03/01/2017	10,000	10,343
Zayo Group LLC / Zayo Capital, Inc.
6.000% 04/01/2023	150,000	153,750
Total Communications		869,537

Consumer, Cyclical (8.46%)
99 Cents Only Stores LLC
11.000% 12/15/2019	40,000	20,200
First Cash Financial Services, Inc.
6.750% 04/01/2021	100,000	101,500
Jo-Ann Stores LLC
8.125% 03/15/2019 (a)	50,000	48,125
Serta Simmons Bedding LLC
8.125% 10/01/2020 (a)	310,000	318,525
WMG Acquisition Corp.
6.750% 04/15/2022 (a)	275,000	278,438
Total Consumer, Cyclical		766,788

Consumer, Non-cyclical (13.65%)
Acadia Healthcare Co., Inc.
5.625% 02/15/2023	130,000	128,050
Ancestry.com, Inc. PIK
9.625% 10/15/2018 (a)	250,000	254,062
ConvaTec Finance International SA
8.250% 01/15/2019 (a)	200,000	196,500
ConvaTec Healthcare SA
10.500% 12/15/2018 (a)	200,000	204,500

	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (continued)
Opal Acquisition, Inc.
8.875% 12/15/2021 (a)	$300,000	$231,749
Tenet Healthcare Corp.
6.750% 06/15/2023	230,000	221,088
Total Consumer, Non-cyclical		1,235,949

Diversified (4.59%)
HRG Group, Inc.
7.750% 01/15/2022	415,000	416,038
Total Diversified		416,038

Energy (5.60%)
Continental Resources, Inc.
3.800% 06/01/2024	10,000	8,775
4.500% 04/15/2023	20,000	18,750
5.000% 09/15/2022	30,000	29,389
Forum Energy Technologies, Inc., Series WI
6.250% 10/01/2021	100,000	93,250
Newfield Exploration Co.
5.375% 01/01/2026	10,000	9,775
Oasis Petroleum, Inc.
6.875% 03/15/2022	20,000	18,600
Sabine Pass Liquefaction LLC
5.625% 03/01/2025	150,000	150,000
SESI LLC
7.125% 12/15/2021	10,000	9,675
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500% 08/15/2022	10,000	8,650
Teine Energy Ltd.
6.875% 09/30/2022 (a)	10,000	9,850
WPX Energy, Inc.
5.250% 01/15/2017	150,000	151,125
Total Energy		507,839

Industrials (7.19%)
Cleaver-Brooks, Inc.
8.750% 12/15/2019 (a)	230,000	229,425
Real Alloy Holding, Inc.
10.000% 01/15/2019 (a)	140,000	140,700
Shale-Inland Holdings LLC
8.750% 11/15/2019 (a)	30,000	20,100
TransDigm, Inc., Series WI
5.500% 10/15/2020	80,000	81,800
7.500% 07/15/2021	170,000	179,775
Total Industrials		651,800

Technology (2.82%)
Nuance Communications, Inc.
5.375% 08/15/2020 (a)	250,000	255,625
Total Technology		255,625

TOTAL HIGH YIELD BONDS
(Cost $5,137,776)		$5,214,839

	Principal Amount	Value (Note 2)
BANK LOANS (38.27%)
Building & Development (0.76%)
LSF9 Cypress Holdings LLC, Junior Lien Term Loan
7.250% 10/09/2022	$40,000	$38,800
SRS Distribution, Inc. Initial Term Loan (Second Lien)
L+8.750% 02/25/2023 (c)	30,000	29,981
Total Building & Development		68,781

Business Equipment & Services (4.23%)
Carecore National, LLC Term Loan
L+4.500% 03/05/2021 (c)	69,871	64,805
Sterling Midco Holdings, Inc. (Sterling Holdings Ultimate Parent Inc.) Initial Loan (Second Lien)
8.750% 06/19/2023	230,000	220,800
Veritas US Inc. Initial Dollar Term B-1 Loan
L+5.625% 01/27/2023 (c)	110,000	97,350
Total Business Equipment & Services		382,955

Chemicals & Plastics (0.76%)
Avantor Performance Materials Holdings, Inc. Term Loan (Second Lien)
10.500% 06/16/2023	70,000	68,775
Total Chemicals & Plastics		68,775

Communications (4.75%)
AF Borrower LLC (Accuvant Finance LLC), Initial Term Loan (Second Lien)
10.000% 01/30/2023	400,000	380,666
LTS Buyer LLC (Sidera Networks, Inc.), Initial Term Loan B-1 (Second Lien)
8.000% 04/12/2021	50,000	49,500
Total Communications		430,166

Consumer, Cyclical (6.23%)
99 Cents Only Stores, Tranche B-2 Loan
4.500% 01/11/2019	9,923	7,161
Equinox Holdings, Inc., Initial Loan (Second Lien)
9.750% 07/31/2020	100,000	99,969
Genoa Healthcare, Initial Term Loan (Second Lien)
L+7.750% 04/28/2023 (c)	39,375	39,178
LSF9 Cypress Holdings LLC, Junior Lien Term Loan
11.500% 10/09/2023	60,000	57,300
National Vision, Inc., Initial Term Loan (Second Lien)
6.750% 03/11/2022	250,000	225,625
Parq Holdings Ltd., Closing Date Term Loan (First Lien)
L+7.500% 12/17/2020 (c)	140,317	135,406
Total Consumer, Cyclical		564,639

Consumer, Non-cyclical (9.30%)
Bioscrip, Inc., Delayed Draw Term Loan
6.500% 07/31/2020	39,929	38,331
Bioscrip, Inc., Initial Term Loan B
6.500% 07/31/2020	66,547	63,885
Concentra, Inc., Initial Term Loan (Second Lien)
9.000% 06/01/2023	60,000	59,400
Heartland Dental Care LLC, Term Loan (Second Lien)
9.750% 06/21/2019	220,000	210,926

	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (continued)
Lanai Holdings III, Inc., Initial Term Loan (Second Lien)
L+7.750% 08/28/2023 (c)	$160,000	$157,600
Milk Specialties Co., Initial Term Loan
8.250% 11/09/2018	131,051	131,051
U.S. Renal Care, Inc., Term Loan (Second Lien)
9.000% 12/29/2023	140,000	137,900
WIS International, Loan (Second Lien)
10.250% 06/20/2019	100,000	45,000
Total Consumer, Non-cyclical		844,093

Containers & Glass Products (2.95%)
PCI Pharma Services Term Loan (Second Lien)
L+8.750% 06/29/2024 (c)	140,000	137,200
PCI Pharma Services Term Loan B
L+4.000% 06/29/2023 (c)	130,000	130,000
Total Containers & Glass Products		267,200

Financials (3.14%)
Asurion LLC (Asurion Corp.), Term Loan (Second Lien)
8.500% 03/03/2021	280,000	270,760
Cotiviti Corp. (Connolly Intermediate, Inc.), Initial Term Loan (Second Lien)
8.000% 05/13/2022	14,177	14,124
Total Financials		284,884

Industrials (4.75%)
Berlin Packaging LLC, Initial Term Loan (Second Lien)
7.750% 09/30/2022	250,000	247,918
CPM Acquisition Corp. (Crown Acquisition Corp.), Initial Term Loan (Second Lien)
10.250% 04/10/2023	110,000	104,500
Lully Finance S.A R.L. (Lully Finance LLC), Initial Term B-1 Loan (Second Lien)
9.500% 10/16/2023	50,000	48,000
UTEX Industries, Inc., Initial Loan (Second Lien)
L+7.250% 05/20/2022 (c)	60,000	29,850
Total Industrials		430,268

Retailers (except food & drug) (0.33%)
NVA Holdings, Inc.
L+7.000% 08/14/2022 (c)	30,000	29,738
Total Retailers (except food & drug)		29,738

Technology (1.07%)
Evergreen Skills Lux S.A R.L., Initial Term Loan (Second Lien)
9.250% 04/28/2022	70,000	33,250
Evergreen Skills Lux S.A.R.L., Initial Term Loan (First Lien)
L+4.750% 04/23/2021 (c)	79,924	63,739
Total Technology		96,989

TOTAL BANK LOANS
(Cost $3,609,613)		$3,468,488

Value (Note 2)
TOTAL INVESTMENTS (95.82%)
(Cost $8,747,389)	$8,683,327

Other Assets In Excess Of Liabilities (4.18%)	378,991

NET ASSETS (100.00%)	$9,062,318

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of June 30, 2016, the market value of securities restricted under Rule 144A was $2,436,474, representing 26.89% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.

(b)	Fair valued security under the procedures approved by the Fund's Board of Trustees.
(c)
All or a portion of this position has not settled as of June 30, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments
June 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund’s primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

As a newly organized entity, the Fund has little operating history. The Fund does not have any operations before July 17, 2015 other than those relating to the sale and issuance of the Fund’s Class I shares, Class II shares and Institutional Class shares to ALPS Fund Services, Inc. (“ALPS”), the Fund’s Administrator and Transfer Agent. ALPS is an affiliate of ALPS Distributors, Inc., the Fund’s principal underwriter.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Funds’ nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
High Yield Bonds
Basic Materials	$–	$389,575	$121,688	$511,263
Communications	–	869,537	–	869,537
Consumer, Cyclical	–	766,788	–	766,788
Consumer, Non-cyclical	–	1,235,949	–	1,235,949
Diversified	–	416,038	–	416,038
Energy	–	507,839	–	507,839
Industrials	–	651,800	–	651,800
Technology	–	255,625	–	255,625
Bank Loans
Building & Development	–	68,781	–	68,781
Business Equipment & Services	–	220,800	162,155	382,955
Chemicals & Plastics	–	68,775	–	68,775
Communications	–	430,166	–	430,166
Consumer, Cyclical	–	332,755	231,884	564,639
Consumer, Non-cyclical	–	313,142	530,951	844,093
Containers & Glass Products	–	267,200	–	267,200
Financials	–	284,884	–	284,884
Industrials	–	277,768	152,500	430,268
Retailers (except food & drug)	–	29,738	–	29,738
Technology	–	63,739	33,250	96,989
TOTAL	$–	$7,450,899	$1,232,428	$8,683,327

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	High Yield Bonds	Bank Loans	Total
Balance as of September 30, 2015	$-	$199,846	$199,846
Accrued discount/ premium	-	2,043	2,043
Return of Capital	-	-	-
Realized Gain/(Loss)	-	519	519
Change in Unrealized (Depreciation)	(9,342)	(77,581)	(86,923)
Purchases	131,030	976,595	1,107,625
Sales Proceeds	-	(38,682)	(38,682)
Transfer into Level 3	-	48,000	48,000
Transfer out of Level 3	-	-	-
Balance as of June 30, 2016	$121,688	$1,110,740	$1,232,428

Information about Level 3 measurements as of June 30, 2016:

	Market Value	Valuation Technique	Unobservable Input
DDJ Opportunistic High Yield Fund
Assets
High Yield Bonds	$121,688	Market Comparable Companies Analysis	Yield to Worst
Bank Loans	1,110,740	Third-Party Vendor Pricing Service	Vendor Quotes

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year.

Loan Assignments and Participations: The Fund may invest in loan assignments and participations. The Fund considers loan assignments and participations to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the underlying borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. When the Fund purchases assignments of loans from lenders, unlike a participation, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

As of period end, the Fund held $3,468,488, or 38.27%, of the Fund’s net assets in loan assignments.

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2016, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$172,392
Gross unrealized depreciation (excess of tax cost over value)	(236,454)
Net unrealized depreciation	(64,062)
Cost of investments for income tax purposes	$8,747,389

GKE ASIAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (56.63%)
Basic Materials (1.28%)
Iron/Steel (1.28%)
POSCO	1,130	$200,180
Total Basic Materials		200,180

Communications (4.49%)
Internet (3.89%)
Tencent Holdings Ltd.	26,500	607,901
Telecommunications (0.60%)
Globe Telecom, Inc.	1,875	94,783

Total Communications		702,684

Consumer, Cyclical (2.40%)
Lodging (2.40%)
Galaxy Entertainment Group Ltd.	70,000	209,441
Sands China Ltd.	49,200	166,489

Total Consumer, Cyclical		375,930

Consumer, Non-cyclical (9.63%)
Cosmetics/Personal Care (9.63%)
Amorepacific Corp.	905	341,176
LG Household & Health Care Ltd.	1,192	1,164,054

Total Consumer, Non-cyclical		1,505,230

Financial (19.57%)
Banks (0.73%)
Hang Seng Bank Ltd.	6,700	114,924
Diversified Financial Services (1.99%)
China Galaxy Securities Co. Ltd. - Class H	175,500	158,382
Haitong Securities Co. Ltd. - Class H	89,600	152,667
Insurance (5.85%)
AIA Group Ltd.	115,600	695,187
Ping An Insurance Group Co. of China Ltd. - Class H	49,500	219,318
Real Estate (9.88%)
Ayala Land, Inc.	245,500	203,648
China Overseas Land & Investment Ltd.	122,000	388,918
China Resources Land Ltd.	84,000	197,942
Megaworld Corp.	3,828,000	380,883
Sun Hung Kai Properties Ltd.	31,000	374,136
REITS (1.12%)
Link REIT	25,500	174,374

Total Financial		3,060,379

Industrial (3.94%)
Engineering & Construction (3.94%)
Beijing Capital International Airport Co. Ltd. - Class H	28,000	30,495
Cheung Kong Infrastructure Holdings Ltd.	68,000	586,300

Total Industrial		616,795

	Shares	Value (Note 2)
Utilities (15.32%)
Electric (9.25%)
CLP Holdings Ltd.	25,000	$255,380
Korea Electric Power Corp.	6,980	366,394
Manila Electric Co.	54,420	359,462
Power Assets Holdings Ltd.	50,500	464,324
Water (6.07%)
Guangdong Investment Ltd.	622,000	949,534

Total Utilities		2,395,094

TOTAL COMMON STOCKS
(Cost $8,068,544)		8,856,292

PARTICIPATION NOTES (7.89%)
Consumer, Cyclical (0.15%)
Auto Manufacturers (0.15%)
Mahindra & Mahindra Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	1,107	23,453
Total Consumer, Cyclical		23,453

Consumer, Non-cyclical (1.06%)
Food (1.06%)
Britannia Industries Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	4,056	165,794
Total Consumer, Non-cyclical		165,794

Financial (6.68%)
Banks (6.68%)
Axis Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	83,537	660,301
Kotak Mahindra Bank, Housing Development Finance Co., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	9,658	109,229
Yes Bank Ltd., (Loan Participation Notes issued by Citigroup Global Markets Holdings Inc.),(a) expiring 01/17/2017	16,737	274,532

Total Financial		1,044,062

TOTAL PARTICIPATION NOTES
(Cost $1,100,838)		1,233,309

	Currency	Principal Amount	Value (Note 2)
CONTINGENT CONVERTIBLE CAPITAL (5.89%)
Financial (5.89%)
Banks (5.89%)
Industrial & Commercial Bank of China Ltd., Jr. Sub. Notes, Series 144A 6.000% Perpetual Maturity (b)(c)(d)	CNY	$6,000,000	$921,160

Total Financial			921,160

TOTAL CONTINGENT CONVERTIBLE CAPITAL
(Cost $964,692)			921,160

GOVERNMENT BONDS (21.62%)
Indonesia Government International Bond,
Sr. Unsec. Notes
5.875% 03/13/2020 (b)	USD	480,000	535,000
6.625% 02/17/2037 (e)	USD	500,000	618,565
Indonesia Treasury Bond, Sr. Unsec. Notes,
Series FR56
8.375% 09/15/2026	IDR	10,000,000,000	802,890
Indonesia Treasury Bond, Sr. Unsec. Notes,
Series FR70
8.375% 03/15/2024	IDR	9,500,000,000	760,899
Philippine Government International Bond,
Sr. Unsec. Notes
9.875% 01/15/2019	USD	550,000	663,777
			3,381,131

TOTAL GOVERNMENT BONDS
(Cost $3,231,882)			3,381,131

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (2.72%)
Money Market Fund (2.72%)
Blackrock Liquidity Temporary Fund, Investor Class	0.435%	426,036	426,036

TOTAL SHORT-TERM INVESTMENTS
(Cost $426,036)			426,036

TOTAL INVESTMENTS (94.75%)
(Cost $13,791,992)			14,817,928

Other Assets In Excess Of Liabilities (5.25%)			821,508	(f)

NET ASSETS (100.00%)			$15,639,436

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,456,160, which represents approximately 9.31% of the Fund's net assets as of June 30, 2016.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.
(e)	Securities were purchased pursuant to Regulation S under the 1933 Act, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the 1933 Act or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2016, the aggregate market value of those securities was $618,565, representing 3.96% of the Fund’s net assets.
(f)	Includes cash which is being held as collateral for forward currency contracts.

Currency Abbreviations:
CNY - Chinese Yuan
IDR - Indonesian Rupiah
KRW - South Korean Won

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counter Party	Foreign Currency	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BNY Mellon	KRW	2,260,000,000	Purchase	07/11/2016	$1,961,842	$43,336
						$43,336

BNY Mellon	KRW	2,260,000,000	Sale	07/11/2016	$1,961,842	$(21,928)
						$(21,928)

*	The contracted amount is stated in the currency in which the security is denominated.

Notes to Quarterly Portfolio of Investments
June 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust consists of multiple separate portfolios or series. This quarterly report describes the GKE Asian Opportunities Fund (the “Fund”).  The Fund’s primary investment objective is to achieve capital appreciation through asset allocation among equities, currencies and bonds of the Asia-Pacific region. The Fund currently offers Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The fund is considered an investment company for financial reporting purposes.  The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of the financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Basic Materials	$–	$200,180	$–	$200,180
Communications	–	702,684	–	702,684
Consumer, Cyclical	–	375,930	–	375,930
Consumer, Non-cyclical	–	1,505,230	–	1,505,230
Financial	–	3,060,379	–	3,060,379
Industrial	–	616,795	–	616,795
Utilities	–	2,395,094	–	2,395,094
Participation Notes
Consumer, Cyclical	–	23,453	–	23,453
Consumer, Non-cyclical	–	165,794	–	165,794
Financial	–	1,044,062	–	1,044,062
Contingent Convertible Capital	–	921,160	–	921,160
Government Bonds	–	3,381,131	–	3,381,131
Short-Term Investments	426,036	–	–	426,036
TOTAL	$426,036	$14,391,892	$–	$14,817,928

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$43,336	$–	$43,336
Liabilities
Forward Foreign Currency Contracts	–	(21,928)	–	(21,928)
TOTAL	$–	$21,408	$–	$21,408

The Fund recognizes transfers between levels as of the end of the period. The Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. For the period ended June 30, 2016, the Fund had the following transfers between Level 1 and Level 2 securities:

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$-	$(4,385,470)	4,385,470	$-
Total	$-	$(4,385,470)	$4,385,470	$-

There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Unrealized Appreciation and Depreciation on Investments:  As of June 30, 2016, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$1,177,234
Gross unrealized depreciation (excess of tax cost over value)	(171,304)
Net unrealized appreciation	$1,005,930
Cost of investments for income tax purposes	$13,811,998

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objective permits the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Forward Foreign Currency Contracts: The Fund invests in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of June 30, 2016, the Fund had forward foreign currency contracts outstanding with net unrealized appreciation of $21,408.

Futures: The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund did not hold any futures contracts as of June 30, 2016.

INSIGNIA MACRO FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2016 (UNAUDITED)

	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (18.00%)
Automobile (6.15%)
Ally Auto Receivables Trust
Series 2014-1, 0.970% 10/15/2018	$367,923	$367,915
CarMax Auto Owner Trust
Series 2013-4, 0.800% 07/16/2018	197,948	197,848
Series 2015-2, 0.820% 06/15/2018	277,042	276,969
Fifth Third Auto Trust
Series 2014-2, 0.890% 11/15/2018	332,587	332,279
Ford Credit Auto Owner Trust
Series 2015-A, 0.692% 01/15/2018(a)	94,880	94,884
Ford Credit Floorplan Master Owner Trust
Series 2013-5, 0.897% 09/15/2018(a)	400,000	400,062
Honda Auto Receivables Trust
Series 2014-2, 0.770% 03/19/2018	258,468	258,363
Series 2014-B, 0.900% 12/17/2018	285,449	285,424
Series 2015-3, 0.920% 11/20/2017	366,325	366,458
Nissan Auto Receivables Owner Trust
Series 2013-C, 0.670% 08/15/2018	287,221	286,919
Toyota Auto Receivables Owner Trust
Series 2013-B, 0.890% 07/17/2017	86,184	86,184
Series 2016-A, 1.030% 07/16/2018	650,000	650,967
Total Automobile		3,604,272

Credit Card (11.45%)
American Express Credit Account Master Trust
Series 2014-1, 0.812% 12/15/2021(a)	750,000	750,500
Series 2013-3, 0.980% 05/15/2019	125,000	125,090
Bank of America Credit Card Trust
Series 2014-A2, 0.712% 09/16/2019(a)	425,000	425,464
Series 2014-A1, 0.822% 06/15/2021(a)	440,000	439,943
Cabela's Credit Card Master Note Trust
Series 2014-1, 0.786% 03/16/2020(a)	435,000	432,829
Capital One Multi-Asset Execution Trust
Series 2007-A1, 0.492% 11/15/2019(a)	440,000	439,756
Series 2014-A1, 0.828% 11/15/2019(a)	882,000	882,437
Chase Issuance Trust
Series 2013-A3, 0.722% 04/15/2020(a)	728,000	727,243
Series 2013-A8, 1.010% 10/15/2018	250,000	250,181
Citibank Credit Card Issuance Trust
Series 2013-A3, 1.110% 07/23/2018	610,000	610,179
Series 2013-A6, 1.320% 09/07/2018	440,000	440,425
Discover Card Execution Note Trust
Series 2011-A4, 0.792% 05/15/2019	270,000	270,135
Series 2013-A5, 1.040% 04/15/2019	660,000	660,553
First National Master Note Trust
Series 2013-2, 0.972% 10/15/2019(a)	250,000	250,056
Total Credit Card		6,704,791

	Principal Amount	Value (Note 2)
Other (0.40%)
John Deere Owner Trust
Series 2015-A, 0.870% 01/15/2017	$232,733	$232,728

TOTAL ASSET-BACKED SECURITIES
(Cost $10,543,580)		10,541,791

CORPORATE BONDS (33.41%)
Basic Materials (1.38%)
BHP Billiton Finance USA Ltd., Sr. Unsec. Notes
1.875% 11/21/2016	470,000	471,291
The Sherwin-Williams Co., Sr. Unsec. Notes
1.350% 12/15/2017	336,000	336,703
Total Basic Materials		807,994

Communications (4.64%)
Amazon.com, Inc., Sr. Unsec. Notes
1.200% 11/29/2017	450,000	451,758
AT&T, Inc., Sr. Unsec. Notes
1.561% 06/30/2020(a)	455,000	453,482
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Sr. Unsec. Notes
2.400% 03/15/2017	475,000	479,099
eBay, Inc., Sr. Unsec. Notes
1.350% 07/15/2017	490,000	491,066
Verizon Communications, Inc., Sr. Unsec. Notes
1.100% 11/01/2017	440,000	440,050
Vodafone Group PLC, Sr. Unsec. Notes
1.625% 03/20/2017	400,000	401,218
Total Communications		2,716,673

Consumer, Cyclical (3.76%)
American Honda Finance Corp., Sr. Unsec. Notes
1.125% 10/07/2016	485,000	485,528
CVS Caremark Corp., Sr. Unsec. Notes
1.200% 12/05/2016	380,000	380,643
Ford Motor Credit Co. LLC, Sr. Unsec. Notes
1.500% 01/17/2017	445,000	445,499
Macy's Retail Holdings, Inc., Sr. Unsec. Notes
5.900% 12/01/2016	445,000	454,211
Walgreens Boots Alliance, Inc., Sr. Unsec. Notes
1.750% 11/17/2017	435,000	438,256
Total Consumer, Cyclical		2,204,137

Consumer, Non-cyclical (4.94%)
AbbVie, Inc., Sr. Unsec. Notes
1.750% 11/06/2017	480,000	483,001
Actavis, Inc., Sr. Unsec. Notes
1.875% 10/01/2017	440,000	442,337
Amgen, Inc., Sr. Unsec. Notes
2.500% 11/15/2016	445,000	447,279
Anheuser-Busch InBev Finance, Inc., Sr. Unsec. Notes
0.824% 01/27/2017(a)	330,000	329,998

	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (continued)
Bunge Ltd. Finance Corp., Sr. Unsec. Notes
3.200% 06/15/2017	$430,000	$436,121
The Kroger Co., Sr. Unsec. Notes
1.163% 10/17/2016(a)	250,000	250,185
2.200% 01/15/2017	70,000	70,443
Molson Coors Brewing Co., Sr. Unsec. Notes
2.000% 05/01/2017	435,000	437,298
Total Consumer, Non-cyclical		2,896,662

Energy (3.68%)
ConocoPhillips Co., Sr. Unsec. Notes
1.050% 12/15/2017	445,000	442,418
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes
6.000% 02/01/2017	325,000	332,601
ONEOK Partners LP, Sr. Unsec. Notes
6.150% 10/01/2016	445,000	449,395
Phillips 66, Sr. Unsec. Notes
2.950% 05/01/2017	470,000	476,980
Shell International Finance BV, Sr. Unesc. Notes
1.125% 08/21/2017	455,000	456,458
Total Energy		2,157,852

Financial (11.50%)
Aflac, Inc., Sr. Unsec. Notes
2.650% 02/15/2017	250,000	252,765
American Express Credit Corp., Sr. Unsec. Notes
1.148% 07/29/2016(a)	360,000	360,162
Series MTN, 2.375% 03/24/2017	114,000	115,126
Bank of America Corp., Sr. Unsec. Notes
5.625% 10/14/2016	290,000	293,810
5.750% 08/15/2016	250,000	251,195
Bank of New York Mellon, Sr. Unsec. Notes
Series MTN, 2.300% 07/28/2016	480,000	480,478
Capital One Financial Corp., Sr. Unsec. Notes
3.150% 07/15/2016	488,000	488,281
Deutsche Bank AG, Sr. Unsec. Notes
Series 3FXD, 1.400% 02/13/2017	445,000	443,824
The Goldman Sachs Group, Inc., Sr. Unsec. Notes
5.750% 10/01/2016	435,000	439,876
HCP, Inc., Sr. Unsec. Notes
5.625% 05/01/2017	350,000	361,613
JPMorgan Chase & Co., Sr. Unsec. Notes
2.153% 03/01/2021(a)	455,000	465,526
Nomura Holdings, Inc., Sr. Unsec. Notes
Series MTN, 2.000% 09/13/2016	218,000	218,387
Series MTN, 2.106% 09/13/2016(a)	300,000	300,681
PNC Funding Corp., Sr. Unsec. Notes
2.700% 09/19/2016	685,000	686,588
Royal Bank of Canada, Sr. Unsec. Notes
Series GMTN, 1.117% 09/09/2016(a)	287,000	287,242
Synchrony Financial, Sr. Unsec. Notes
1.875% 08/15/2017	370,000	370,674

	Principal Amount	Value (Note 2)
Financial (continued)
US Bancorp, Sr. Unsec. Notes
Series MTN, 2.200% 11/15/2016	$500,000	$501,797
Wachovia Corp., Sr. Unsec. Notes
5.750% 06/15/2017	400,000	417,222
Total Financial		6,735,247

Industrial (1.27%)
Ryder System, Inc., Sr. Unsec. Notes
Series MTN, 2.500% 03/01/2017	430,000	432,944
Waste Management, Inc., Sr. Unsec. Notes
2.600% 09/01/2016	310,000	310,719
Total Industrial		743,663

Technology (0.82%)
Intel Corp., Sr. Unsec. Notes
1.350% 12/15/2017	475,000	477,924

Utilities (1.42%)
American Electric Power Co., Inc., Sr. Unsec. Notes
1.650% 12/15/2017	354,000	355,144
Southern Co., Sr. Unsec. Notes
1.950% 09/01/2016	475,000	475,745
Total Utilities		830,889

TOTAL CORPORATE BONDS
(Cost $19,537,141)		19,571,041

MORTGAGE SECURITES (8.47%)
Commercial (6.94%)
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, 5.331% 02/11/2017	300,708	306,185
Series 2006-T24, 5.537% 09/12/2016	197,513	198,112
Series 2007-PW17, 5.694% 08/11/2017(a)	319,925	330,679
Series 2007-PW16, 5.910% 05/11/2017(a)	281,790	287,916
CFCRE Commercial Mortgage Trust
Series 2011-C2, 3.061% 12/15/2016	167,910	168,557
COMM Mortgage Trust
Series 2007-C9 A4, 6.007% 07/10/2017	454,647	468,850
DBUBS Mortgage Trust
Series 2011-LC3A, 3.642% 10/10/2016	146,248	146,202
GS Mortgage Securities Trust
Series 2012-GCJ7, 2.318% 09/10/2017	408,958	410,919
Series 2011-GC5, 2.999% 08/10/2016	56,363	56,368
Series 2006-GG8, 5.560% 11/10/2039	262,184	262,886
LB-UBS Commercial Mortgage Trust
Series 2006-C7, 5.347% 10/15/2016	299,720	300,343
Morgan Stanley Capital I Trust
Series 2007-T25, 5.514% 11/12/2049(a)	345,531	347,991
Series 2007-T27, 5.820% 06/11/2017(a)	433,257	447,831
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, 5.308% 11/15/2048	331,972	333,449
Total Commercial		4,066,288

	Principal Amount	Value (Note 2)
U.S. Government Agency (1.53%)
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, 1.403% 05/25/2024(a)	$363,800	$361,412
Series 2014-C03, 1.653% 07/25/2024(a)	133,798	134,171
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN3, 2.853% 08/25/2024(a)	396,280	399,427
Total U.S. Government Agency		895,010

TOTAL MORTGAGE SECURITES
(Cost $4,993,207)		4,961,298

MUNICIPAL BONDS (5.50%)
Certificate Participation (0.35%)
Berea City School District
1.500% 10/01/2016	155,000	155,181
Seminole County FL School Board
4.000% 07/01/2016	50,000	50,000
Total Certificate Participation		205,181

General Obligation (0.18%)
Carol Stream Park District
4.250% 10/01/2016	105,000	105,862
General Obligation Unlimited (0.69%)
City of New Orleans LA
0.000% 09/01/2016(b)	100,000	99,891
City of Reading PA, Prefunded 11/15/16 @ 100
Series AD VALOREM PROPERTY TAX, 5.480% 11/15/2026(c)	50,000	50,840
Milpitas Unified School District
4.000% 08/01/2016	50,000	50,151
Sweet Home Central School District
4.500% 07/15/2016	100,000	100,154
Union & Alexander Counties Community High School District No 81
4.200% 12/01/2016	100,000	101,192
Total General Obligation Unlimited		402,228

Revenue Bonds (4.28%)
Beaufort - Jasper SC Water & Sewer System
5.000% 03/01/2019	90,000	93,508
California Educational Facilities Authority
1.246% 10/01/2016	30,000	30,026
Cinco Municipal Utility District No 1
2.000% 12/01/2016	50,000	50,271
Johnson County Public Building Commission
3.400% 09/01/2016	50,000	50,155
Klickitat County Public Utility District No 1
4.702% 12/01/2016	500,000	507,170
Lake County Countryside Fire Protection District
3.000% 01/01/2017	215,000	216,954
Louisiana State University & Agricultural & Mechanical College
4.000% 07/01/2016	100,000	100,000

	Principal Amount	Value (Note 2)
Revenue Bonds (continued)
Maryland Community Development Administration Housing Revenue
1.300% 07/01/2016	$50,000	$50,000
Michigan State Building Authority
5.000% 10/15/2016	50,000	50,623
Michigan State Building Authority, Prefunded 10/15/16 @ 52.623
0.000% 10/15/2029(b)(c)	90,000	47,289
New Jersey Health Care Facilities Financing Authority
5.000% 07/01/2016	80,000	80,000
New York City Transitional Finance Authority Future Tax Secured Revenue
5.190% 08/01/2016	100,000	100,391
New York State Dormitory Authority
4.000% 07/01/2016	165,000	165,000
5.000% 07/01/2016	50,000	50,000
New York State Urban Development Corp.
1.030% 03/15/2017	85,000	85,282
Oak Hill School Building Corp.
4.000% 07/15/2016	100,000	100,088
Paulding County Industrial Building Authority
2.930% 08/01/2016	50,000	50,069
Permanent University Fund, Prefunded 7/01/2016 @ 100
4.500% 07/01/2035(c)	50,000	50,000
5.000% 07/01/2030(c)	75,000	75,000
Port of Corpus Christi Authority of Nueces County
0.785% 12/01/2016	225,000	225,011
Texas Public Finance Authority
3.000% 10/15/2016	50,000	50,331
Texas Transportation Commission State Highway Fund
5.000% 04/01/2017	30,000	30,986
West Virginia State Water Development Authority
4.000% 11/01/2016	250,000	250,573
Total Revenue Bonds		2,508,727

TOTAL MUNICIPAL BONDS
(Cost $3,223,685)		3,221,998

U.S. TREASURY NOTES & BONDS (3.74%)
U.S. Treasury Notes
0.625% 10/15/2016	2,190,000	2,191,636

TOTAL U.S. TREASURY NOTES & BONDS
(Cost $2,191,687)		2,191,636

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (12.76%)
Money Market Funds (12.76%)
Morgan Stanley Liquidity Fund - Prime Portfolio, Institutional Class	0.42901%	3,329,829	3,329,829
Morgan Stanley Liquidity Fund - Tax-Exempt Portfolio, Institutional Class	0.24096%	4,147,961	4,147,961
Total Money Market Funds			7,477,790

	Value (Note 2)

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,477,790)	$7,477,790

TOTAL INVESTMENTS (81.88%)
(Cost $47,967,090)	$47,965,554

Other Assets In Excess Of Liabilities (18.12%)	10,615,614	(d)

NET ASSETS (100.00%)	$58,581,168

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2016.
(b)	Zero Coupon Bond.
(c)	Prefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax exempt issues and to retire the bonds in full at the earliest refunding date.
(d)	Includes cash which is being held as collateral for swap contracts.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Consolidated Portfolio of Investments.

TOTAL RETURN SWAP CONTRACTS

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager and the mix of trading programs. The swap was effective on March 5, 2014 and has a term of five years unless earlier terminated. Early termination may be triggered by either party. In addition, the swap provides for a 0.50% fee to Deutsche Bank. (Notional Value $44,588,758)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
FORT	15.61%	Trend Follower | Pattern Recognition
QMS Capital Management	15.20%	Quantitative | Fundamental & Technical Models
The Cambridge Strategy	15.04%	Quantitative | Fundamental & Technical Models
H2O Asset Management	14.04%	Discretionary Macro | Fundamental
Abraham Trading Company	10.33%	Quantitative | Fundamental & Technical Models
Chesapeake Capital Corporation	5.29%	Trend Follower | Long-Term
Quantitative Investment Management	5.13%	Quantitative | Fundamental & Technical Models
Millburn Ridgefield Corporation	5.00%	Quantitative | Technical Models

Unrealized Depreciation
$(1,355,147)

Total return swap with Newedge USA, LLC. The swap provides exposure to the total returns on a basket of independent managers that is calculated on a daily basis with reference to a customized index that is also proprietary to Newedge USA, LLC. The basket is comprised of a diversified collection of global macroeconomic and managed futures trading strategies including discretionary and systematic trading programs. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap, the notional allocation to each manager, and the mix of trading programs. The swap was effective on October 15, 2014 and may be terminated by either party with at least two business days’ notice to the other party. In addition, the swap provides for a 0.50% fee to Newedge USA, LLC. (Notional Value $8,886,461)

Exposure by Manager

Underlying Manager	Exposure	Strategy Description
Willowbridge Associates	14.38%	Discretionary Macro | Fundamental

Unrealized Depreciation
$(582,833)

Unrealized Depreciation
Total Net Unrealized Depreciation on Swap Contracts	$(1,937,980)

Notes to Quarterly Consolidated Portfolio of Investments

June 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Insignia Macro Fund (the “Fund”). The Fund’s primary objective is to seek long-term risk-adjusted total return. The Fund currently offers Class A shares and Class I shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust has an unlimited number of shares with no par value per share. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

Basis of Consolidation: Insignia Global Macro Offshore Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 27, 2013 and is a wholly owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, the investments of the Subsidiary are included in the Consolidated Portfolio of Investments of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of June 30, 2016, net assets of the Fund were $58,581,168, of which $10,512,838, or 17.95%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company for financial reporting purposes. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or dealers that make markets in such securities.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker dealers that make a market in the security.

When such prices or quotations are not available, or when the fair value committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –  Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –  Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities	$–	$10,541,791	$–	$10,541,791
Corporate Bonds
Basic Materials	–	807,994	–	807,994
Communications	–	2,716,673	–	2,716,673
Consumer, Cyclical	–	2,204,137	–	2,204,137
Consumer, Non-cyclical	–	2,896,662	–	2,896,662
Energy	–	2,157,852	–	2,157,852
Financial	–	6,735,247	–	6,735,247
Industrial	–	743,663	–	743,663
Technology	–	477,924	–	477,924
Utilities	–	830,889	–	830,889
Mortgage-Backed Securities	–	4,961,298	–	4,961,298
Municipal Bonds	–	3,221,998	–	3,221,998
U.S. Treasury Notes & Bonds	–	2,191,636	–	2,191,636
Short-Term Investments	7,477,790	–	–	7,477,790
TOTAL	$7,477,790	$40,487,764	$–	$47,965,554

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities:
Total Return Swap Contracts	$–	$(1,937,980)	$–	$(1,937,980)
Total	$–	$(1,937,980)	$–	$(1,937,980)

The Fund recognizes transfers between levels as of the end of the period. For the period ended June 30, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Exchange Transactions: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Fund normally pays dividends, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Unrealized Appreciation and Depreciation on Investments: As of June 30, 2016, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$48,034
Gross unrealized depreciation (excess of tax cost over value)	(49,683)
Net unrealized depreciation	$(1,649)
Cost of investments for income tax purposes	$47,967,203

3. DERIVATIVE INSTRUMENTS

The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, total return swaps and structured notes. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: The Fund may enter into swap transactions to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk.

The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at June 30, 2016 are disclosed in the Consolidated Portfolio of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	August 26, 2016

By:	/s/ Kimberly R. Storms
Kimberly Storms
Treasurer (Principal Financial Officer)

Date:	August 26, 2016